Borrowings - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Long-term debt excluding finance lease obligations	$ 52,240	$ 61,718
Finance lease obligations	99	91
Long-term debt, gross	52,339	61,808
Less: net unamortized discount	839	875
Less: net unamortized debt issuance costs	130	156
Add: fair value adjustment	311	426
Total	51,681	61,203
Less: current maturities	6,764	6,986
Total long-term debt (excluding current portion)	$ 44,917	54,217
Finance lease obligations, interest rate (as a percent)	1.80%
U.S. dollars
Borrowings
Long-term debt, gross	$ 34,290	41,218
Euro
Borrowings
Long-term debt excluding finance lease obligations	$ 15,903	18,355
Debt instrument, weighted-average interest rate (as a percent)	1.10%
Pound sterling
Borrowings
Long-term debt excluding finance lease obligations	$ 406	411
Debt instrument, weighted-average interest rate (as a percent)	2.60%
Japanese yen
Borrowings
Long-term debt excluding finance lease obligations	$ 1,263	1,409
Debt instrument, weighted-average interest rate (as a percent)	0.30%
Other currencies
Borrowings
Long-term debt excluding finance lease obligations	$ 378	324
Debt instrument, weighted-average interest rate (as a percent)	11.30%
Maturing 2021 | U.S. dollars
Borrowings
Long-term debt, gross		5,499
Debt instrument, weighted-average interest rate (as a percent)	1.30%
Maturing 2022 | U.S. dollars
Borrowings
Long-term debt, gross	$ 5,673	6,233
Debt instrument, weighted-average interest rate (as a percent)	2.60%
Maturing 2023 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,573	2,395
Debt instrument, weighted-average interest rate (as a percent)	3.40%
Maturing 2024 | U.S. dollars
Borrowings
Long-term debt, gross	$ 5,016	5,029
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2025 | U.S. dollars
Borrowings
Long-term debt, gross	$ 608	631
Debt instrument, weighted-average interest rate (as a percent)	6.90%
Maturing 2026 | U.S. dollars
Borrowings
Long-term debt, gross	$ 4,356	4,370
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2027 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,221	2,219
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2028 | U.S. dollars
Borrowings
Long-term debt, gross	$ 313	313
Debt instrument, weighted-average interest rate (as a percent)	6.50%
Maturing 2029 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,250	3,250
Debt instrument, weighted-average interest rate (as a percent)	3.50%
Maturing 2030 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,350	1,350
Debt instrument, weighted-average interest rate (as a percent)	2.00%
Maturing 2032 | U.S. dollars
Borrowings
Long-term debt, gross	$ 600	600
Debt instrument, weighted-average interest rate (as a percent)	5.90%
Maturing 2038 | U.S. dollars
Borrowings
Long-term debt, gross	$ 83	83
Debt instrument, weighted-average interest rate (as a percent)	8.00%
Maturing 2039 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,745	2,745
Debt instrument, weighted-average interest rate (as a percent)	4.50%
Maturing 2040 | U.S. dollars
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	2.90%
Maturing 2042 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,107	1,107
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2045 | U.S. dollars
Borrowings
Long-term debt, gross	$ 27	27
Debt instrument, weighted-average interest rate (as a percent)	7.00%
Maturing 2046 | U.S. dollars
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2049 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,000	3,000
Debt instrument, weighted-average interest rate (as a percent)	4.30%
Maturing 2050 | U.S. dollars
Borrowings
Long-term debt, gross	$ 750	750
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2096 | U.S. dollars
Borrowings
Long-term debt, gross	$ 316	$ 316
Debt instrument, weighted-average interest rate (as a percent)	7.10%